CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
CONSOLIDATED BALANCE SHEETS [Abstract]
Prepaid Expense Current	$ 700	$ 485
Preferred Stock Par Or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock Shares Authorized	25,000,000	25,000,000
Preferred Stock Shares Issued	0	0
Preferred Stock Shares Outstanding	0	0
Common Stock Par Or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock Shares Authorized	500,000,000	500,000,000
Common Stock Shares Issued	36,505,605	35,051,567
Common Stock Shares Outstanding	36,505,605	35,051,567